CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 11,595,706	$ 1,875,673
Restricted cash	6,079,531	3,585,261
Accounts receivable, net of allowance	10,180,739	2,664,174
Prepaid expenses and other current assets	2,551,612	2,193,449
Current assets held for sale	184,155	1,405,741
Total Current Assets	30,591,743	11,724,298
Property and equipment, net	5,524,990	2,441,288
Finance leases, net	4,108,277	2,710,899
Operating lease right-of-use assets	76,880,504	27,952,609
Deposits	12,506,275	5,702,089
Other assets	1,716,558	632,790
Total Assets	131,328,347	51,163,973
Current liabilities
Accounts payable	7,481,071	4,997,080
Accrued liabilities	17,465,320	9,458,629
Deferred revenue	9,895,583	3,200,664
Customer deposits	3,935,496	1,617,337
Current portion of notes payable	0	1,810,468
Less current portion	13,650,119	6,445,915
Current portion of finance leases	599,228	335,527
Total current liabilities	53,026,817	27,865,620
Other liabilities
Note payable	29,174,794	5,081,294
Long-term operating leases	65,158,453	23,189,835
Other liabilities	3,835,424	2,282,892
Total other liabilities	98,168,671	30,554,021
Total Liabilities	151,195,488	58,419,641
Commitments and Contingencies
Equity (Deficit)
Common stock - $.001 par value; 200,000,000 authorized; 58,925,871, 53,440,482 and 51,237,876 issued and outstanding as of December 31, 2023, December 31, 2022 and December 31, 2021, respectively	58,891	53,440
Additional paid-in capital	38,943,133	30,774,197
Retained deficit	(59,093,845)	(38,083,304)
Total Company's stockholders' deficit	(20,091,821)	(7,255,667)
Noncontrolling interest	224,680	0
Total stockholders' equity (Deficit)	(19,867,141)	(7,255,667)
Total Liabilities and Equity (Deficit)	$ 131,328,347	$ 51,163,973